Consolidated Statements of Changes in Shareholders' Equity - USD ($)		Preferred Stock [Member] Convertible Preferred Stock [Member]	Common Stock [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]		Retained Earnings [Member]		AOCI Attributable to Parent [Member]		Noncontrolling Interest [Member]	Total
Balance at Jun. 30, 2021		$ 13,000	$ 6,791	[1]		[1]	$ 38,569,119	[1]	$ (22,869,802)	[1]	$ (661,260)	[1]	$ (51,226)	$ 15,006,622	[1]
Balance, shares at Jun. 30, 2021	[1]	1,300,000	679,106
Series B warrants exercised to purchase common shares	[1]		$ 4				(4)
Series B warrants exercised to purchase common shares, shares	[1]		389
Conversion of convertible preferred shares into common shares	[1]	$ (13,000)	$ 650				12,350
Conversion of convertible preferred shares into common shares, shares	[1]	(1,300,000)	65,000
Foreign currency translation income	[1]										(126,875)			(126,875)
Net loss	[1]								(8,306,051)				(27,925)	(8,333,976)
Balance at Jun. 30, 2022			$ 7,445	[1]		[1]	38,581,465	[1]	(31,175,853)	[1]	(788,135)	[1]	(79,151)	6,545,771	[1]
Balance, shares at Jun. 30, 2022	[1]		744,495
Conversion of convertible preferred shares into common shares	[1]	$ (36,888)	$ 5,533				31,355
Conversion of convertible preferred shares into common shares, shares	[1]	(3,688,739)	553,282
Foreign currency translation income	[1]										212,639			212,639
Net loss	[1]								(10,631,720)				(32,835)	(10,664,555)
Reverse stock split rounding adjustment	[1]		$ 112				(112)
Reverse stock split rounding adjustment, shares	[1]		11,250
Issuance of Series C preferred stock and common stock for acquisition, net of issuance costs	[1]	$ 23,630	$ 1,482				4,699,158							4,724,270
Issuance of Series C preferred stock and common stock for acquisition, net of issuance costs, shares	[1]	2,363,003	148,155
Issuance of Series D preferred stock, net of issuance costs	[1]	$ 1,765					160,695							162,460
Issuance of Series D preferred stock, net of issuance costs, shares	[1]	176,462
Stock awards issued to employees	[1]		$ 250				259,750							260,000
Stock awards issued to employees, shares	[1]		25,000
Payment of tax withholding for employee stock awards	[1]				$ (14)		(14,393)							(14,407)
Payment of tax withholding for employee stock awards, shares					(1,386)
Issuance of common stock and warrants, net of issuance costs	[1]		$ 6,550				2,087,117							2,093,667
Issuance of common stock and warrants, net of issuance costs, shares	[1]		654,990
Issuance of common stock upon cashless exercise of warrants	[1]		$ 1,932				(1,932)
Issuanceof common stock upon cashless exercise of warrants, shares	[1]		193,227
Conversion of convertible notes payable into Series C preferred stock	[1]	$ 11,493					355,660							367,153
Conversion of convertible notes payable into Series C preferred stock, shares	[1]	1,149,274
Balance at Jun. 30, 2023			$ 23,304	[1]	$ (14)	[1]	$ 46,158,763	[1]	$ (41,807,573)	[1]	$ (575,496)	[1]	$ (111,986)	$ 3,686,998	[1]
Balance, shares at Jun. 30, 2023	[1]		2,330,399		(1,386)

[1]	Common Stock has been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 20 reverse stock split throughout the consolidated financial statements unless otherwise stated.